T. ROWE PRICE DIVIDEND GROWTH ETF

September 30, 2020 (Unaudited)
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 95.8%
COMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 0.5%
AT&T	3,542	101
		101
Entertainment 1.1%
Walt Disney	1,629	202
		202
Media 1.6%
Comcast, Class A	5,694	263
Fox, Class A	1,512	42
		305
Total Communication Services		608
CONSUMER DISCRETIONARY 8.0%
Hotels Restaurants & Leisure 2.9%
Hilton Worldwide Holdings	1,432	122
Las Vegas Sands	1,040	48
Marriott International, Class A	990	92
McDonald's	900	198
Yum! Brands	1,100	100
		560
Multiline Retail 1.6%
Dollar General	1,477	310
		310
Specialty Retail 2.9%
Home Depot	889	247
Ross Stores	2,393	223
Tractor Supply	590	85
		555
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Class B	840	105
		105
Total Consumer Discretionary		1,530
CONSUMER STAPLES 7.5%
Beverages 2.9%
Coca-Cola	4,273	211
Diageo, ADR	464	64
PepsiCo	2,013	279
		554
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Food & Staples Retailing 0.6%
Costco Wholesale	309	110
		110
Food Products 2.3%
McCormick, SH	721	140
Mondelez International, Class A	5,246	301
		441
Household Products 0.9%
Colgate-Palmolive	1,167	90
Kimberly-Clark	606	90
		180
Tobacco 0.8%
Philip Morris International	2,178	163
		163
Total Consumer Staples		1,448
ENERGY 1.5%
Energy Equipment & Services 0.0%
Schlumberger	64	1
		1
Oil, Gas & Consumable Fuels 1.5%
EOG Resources	2,301	83
TC Energy	2,063	87
TOTAL SE, ADR	3,398	116
		286
Total Energy		287
FINANCIALS 11.6%
Banks 3.2%
JPMorgan Chase & Co.	4,393	423
PNC Financial Services Group	666	73
Wells Fargo & Co.	5,065	119
		615
Capital Markets 3.2%
Charles Schwab	3,060	111
CME Group	855	143
E*TRADE Financial	1,107	55
Morgan Stanley	2,907	141
S&P Global	453	163
		613
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Consumer Finance 0.3%
American Express	654	66
		66
Insurance 4.9%
Aon, Class A	913	188
Chubb	1,966	228
Marsh & McLennans	2,484	285
Progressive	1,209	114
Willis Towers Watson	577	121
		936
Total Financials		2,230
HEALTH CARE 17.4%
Biotechnology 1.2%
AbbVie	2,565	225
		225
Health Care Equipment & Supplies 6.2%
Becton Dickinson & Co.	1,255	292
Danaher	2,398	516
Medtronic	1,550	161
Stryker	1,084	226
		1,195
Health Care Providers & Services 2.9%
Cigna	522	88
CVS Health	1,485	87
UnitedHealth Group	1,232	384
		559
Life Sciences Tools & Services 3.1%
Agilent Technologies	1,971	199
Thermo Fisher Scientific	924	408
		607
Pharmaceuticals 4.0%
Eli Lilly & Co.	270	40
Johnson & Johnson	1,449	216
Merck & Co.	892	74
Pfizer	5,540	203
Zoetis	1,451	240
		773
Total Health Care		3,359
INDUSTRIALS & BUSINESS SERVICES 11.8%
Aerospace & Defense 0.8%
Boeing	39	6
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Northrop Grumman	452	143
		149
Air Freight & Logistics 1.1%
United Parcel Service, Class B	1,248	208
		208
Airlines 0.0%
Alaska Air Group	116	4
		4
Commercial Services & Supplies 1.4%
Cintas	206	68
Waste Connections	1,875	195
		263
Electrical Equipment 0.3%
Rockwell Automation	252	56
		56
Industrial Conglomerates 3.4%
General Electric	19,297	120
Honeywell International	1,508	248
Roper Technologies	713	282
		650
Machinery 2.4%
Cummins	320	68
Deere	334	74
Fortive	1,551	118
Illinois Tool Works	635	123
PACCAR	997	85
		468
Professional Services 0.6%
Equifax	805	126
		126
Road & Rail 1.8%
JB Hunt Transport Services	914	116
Union Pacific	1,201	236
		352
Total Industrials & Business Services		2,276
INFORMATION TECHNOLOGY 21.7%
Communications Equipment 0.0%
Cisco Systems	119	5
		5
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Electronic Equipment, Instruments & Components 1.3%
Amphenol, Class A	1,047	113
TE Connectivity	1,286	126
		239
IT Services 7.1%
Accenture, Class A	1,502	339
Automatic Data Processing	628	88
Broadridge Financial Solutions	769	102
Fidelity National Information Services	1,823	268
Visa, Class A	2,854	571
		1,368
Semiconductors & Semiconductor Equipment 3.1%
Applied Materials	2,121	126
Microchip Technology	1,046	107
QUALCOMM	645	76
Texas Instruments	2,003	286
		595
Software 5.5%
Microsoft	5,038	1,060
		1,060
Technology Hardware, Storage & Peripherals 4.7%
Apple	7,816	905
		905
Total Information Technology		4,172
MATERIALS 6.1%
Chemicals 3.6%
Air Products & Chemicals	827	246
Ecolab	133	27
Linde (1)	642	153
PPG Industries	407	50
RPM International	1,365	113
Sherwin-Williams	150	104
		693
Containers & Packaging 2.5%
Avery Dennison	1,071	137
Ball	3,179	264
Sealed Air	2,213	86
		487
Total Materials		1,180
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
REAL ESTATE 2.5%
Equity Real Estate Investment Trusts (REITs) 2.5%
American Tower, REIT	981	237
Crown Castle International, REIT	1,066	178
Equity Residential, REIT	1,424	73
Total Real Estate		488
UTILITIES 4.5%
Electric Utilities 2.3%
American Electric Power	1,400	114
Eversource Energy	805	67
NextEra Energy	940	261
		442
Gas Utilities 0.9%
Atmos Energy	1,835	175
		175
Multi-Utilities 0.8%
Sempra Energy	1,374	163
		163
Water Utilities 0.5%
American Water Works	646	94
		94
Total Utilities		874
Total Common Stocks (Cost $18,223)		18,452
SHORT-TERM INVESTMENTS 4.0%
Money Market Funds 4.0%
State Street Institutional US Government Money Market Fund, 0.03% (2)	768,742	769
Total Short-Term Investments (Cost $769)		769

Total Investments in Securities 99.8% of Net Assets (Cost $18,992)		$19,221
Other Assets Less Liabilities 0.2%		34
Net Assets 100.0%		$19,255

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Dividend Growth ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund's investment related disclosures, please refer to the fund's prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
Security Valuation
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE DIVIDEND GROWTH ETF

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.
Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.
Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.
Valuation Inputs
On September 30, 2020, all of the fund’s financial instruments were classified as Level 1 based on the inputs used to determine their fair values.
202002-1048044
F93-050    2/20